Trade Receivables - Trade Receivables by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Trade receivables	¥ 2,619	¥ 2,858
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,672	2,897
Gross carrying amount [member] | RMB [member]
Disclosure of financial assets [line items]
Trade receivables	2,399	2,631
Gross carrying amount [member] | USD [member]
Disclosure of financial assets [line items]
Trade receivables	189	195
Gross carrying amount [member] | EURO [member]
Disclosure of financial assets [line items]
Trade receivables	8	16
Gross carrying amount [member] | HKD [member]
Disclosure of financial assets [line items]
Trade receivables	5	11
Gross carrying amount [member] | AUD [Member]
Disclosure of financial assets [line items]
Trade receivables	17	9
Gross carrying amount [member] | BDT [member]
Disclosure of financial assets [line items]
Trade receivables	7	7
Gross carrying amount [member] | Others [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 47	¥ 28